EQUITY (Tables)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Class of Stock [Line Items]
Schedule of Stock by Class [Table Text Block]

	Three Months Ended March 31,
	2018	2017
	Common Units	Common Units	Subordinated Units - PBF LLC
Balance at beginning of period	41,900,708	25,844,118	15,886,553
Vesting of phantom units, net of forfeitures	—	32,354	—
Balance at end of period	41,900,708	25,876,472	15,886,553

Schedule of Stockholders Equity
three months ended March 31, 2018 and 2017:

	Net Investment	Common Units	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2017	$10,665	$(17,544)	$2,736	$171,903	$167,760
Net loss attributable to Development Assets	(1,279)	—	—	—	(1,279)
Contributions to Development Assets	1,131	—	—	—	1,131
Quarterly distributions to unitholders (including IDRs)	—	(20,618)	(2,736)	—	(23,354)
Distributions to TVPC members	—	—	—	(5,000)	(5,000)
Net income attributable to the partners	—	18,276	2,959	4,022	25,257
Unit-based compensation expense	—	834	—	—	834
Other	—	(11)	—	—	(11)
Balance at March 31, 2018	$10,517	$(19,063)	$2,959	$170,925	$165,338

	Net Investment	Common Units	Subordinated Units - PBF	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2016	$16,750	$241,275	$(276,083)	$1,266	$179,882	$163,090
Net loss attributable to Development Assets	(1,344)	—	—	—	—	(1,344)
Net loss attributable to PNGPC	(150)	—	—	—	—	(150)
Contributions from sponsor	6,848	—	—	—	—	6,848
Allocation of PNGPC assets acquired to unitholders	(11,538)	11,592	(54)	—	—	—
Distributions to PBF LLC related to the PNGPC Acquisition	—	(11,600)	—	—	—	(11,600)
Quarterly distributions to unitholders (including IDRs)	—	(11,872)	(7,149)	(1,265)	—	(20,286)
Distributions to TVPC members	—	—	—	—	(3,425)	(3,425)
Net income attributable to the partners	—	14,203	8,718	1,687	3,599	28,207
Unit-based compensation expense	—	680	—	—	—	680
Other	—	(4)	(2)	(1)	—	(7)
Balance at March 31, 2017	$10,566	$244,274	$(274,570)	$1,687	$180,056	$162,013

Distributions Made to Unitholders
The allocation of total quarterly distributions to general and limited partners for the three months ended March 31, 2018 and 2017, respectively, is shown in the table below. The Partnership’s distributions are declared subsequent to quarter end (distributions of $0.49 and $0.46 per unit declared for the three months ended March 31, 2018 and 2017, respectively); therefore, the table represents total distributions applicable to the period in which the distributions are earned:

	Three Months Ended March 31,
	2018	2017
IDR - PBF LLC	$2,959	$1,686
Limited partners’ distributions:
Common	20,847	12,141
Subordinated - PBF LLC	—	7,308
Total distributions	23,806	21,135
Total cash distributions (a)	$23,582	$20,950
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(a) Excludes phantom unit distributions which are accrued and paid upon vesting.